Sanford C. Bernstein Fund, Inc.

Schedule of Investments

California Municipal Portfolio

December 31, 2021 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 98.5%
Long-Term Municipal Bonds – 86.8%
California – 74.3%
Abag Finance Authority for Nonprofit Corps. (Odd Fellows Home of California) Series 2012-A 5.00%, 04/01/2022	$1,000	$1,011,465
Anaheim Housing & Public Improvements Authority (City of Anaheim CA Electric System Revenue) Series 2020 2.792%, 10/01/2032	3,850	3,957,172
Anaheim Public Financing Authority Series 2014-A 5.00%, 05/01/2022 (Pre-refunded/ETM)	1,800	1,828,263
5.00%, 05/01/2024 (Pre-refunded/ETM)	1,000	1,107,762
Bay Area Toll Authority Series 2012 5.00%, 04/01/2024 (Pre-refunded/ETM)	1,610	1,629,016
5.00%, 04/01/2025 (Pre-refunded/ETM)	12,245	12,389,628
Series 2013-S 5.00%, 04/01/2038 (Pre-refunded/ETM)	2,845	3,014,913
Series 2021 0.32% (MUNIPSA + 0.28%), 04/01/2056(a)	5,000	5,014,016
Bay Area Water Supply & Conservation Agency Series 2013-A 5.00%, 10/01/2025	4,710	4,988,254
Series 2023 5.00%, 10/01/2029-10/01/2034(b)	13,050	16,484,085
California Community Choice Financing Authority (Morgan Stanley) Series 2021-B 4.00%, 02/01/2052	5,405	6,565,646
California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021-A 4.00%, 02/01/2043(c)	3,280	3,374,667
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021-A 4.00%, 08/01/2047(c)	5,000	4,960,281
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 4.00%, 08/01/2046(c)	2,500	2,442,503
California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 4.00%, 02/01/2050(c)	4,000	3,792,844
California County Tobacco Securitization Agency Series 2020-A 4.00%, 06/01/2037-06/01/2038	1,510	1,796,003
5.00%, 06/01/2027-06/01/2032	2,700	3,409,385

	Principal Amount (000)	U.S. $ Value

California Educational Facilities Authority (University of the Pacific) Series 2015 5.00%, 11/01/2028	$1,545	$1,795,271
California Health Facilities Financing Authority (Cedars-Sinai Medical Center) Series 2015 5.00%, 11/15/2027-11/15/2029	19,500	22,802,281
California Health Facilities Financing Authority (Children’s Hospital Los Angeles) Series 2017-A 5.00%, 08/15/2032	1,215	1,460,543
California Health Facilities Financing Authority (CommonSpirit Health) Series 2020-A 5.00%, 04/01/2032-04/01/2034	5,650	7,320,261
California Health Facilities Financing Authority (Kaiser Foundation Hospitals) Series 2017-P 5.00%, 11/01/2032	9,245	9,613,038
California Health Facilities Financing Authority (Sutter Health Obligated Group) Series 2018-A 5.00%, 11/15/2023-11/15/2029	11,365	13,184,391
California Housing Finance Agency Series 2019-2 4.00%, 03/20/2033	11,187	12,885,543
Series 2021 0.764%, 08/20/2036	3,400	245,446
3.25%, 08/20/2036	1,998	2,262,773
Series 2021-1, Class A 3.50%, 11/20/2035	9,893	11,284,592
Series 2021-2 0.843%, 03/25/2035	4,000	265,891
Series 2021-2, Class A 3.75%, 03/25/2035	7,976	9,417,912
California Infrastructure & Economic Development Bank Series 2021 0.20%, 01/01/2050 (Pre-refunded/ETM)(c)	25,395	25,394,769
California Infrastructure & Economic Development Bank (California Academy of Sciences) Series 2021 0.39% (MUNIPSA + 0.35%), 08/01/2047(a)	8,700	8,724,504
California Infrastructure & Economic Development Bank (California Infrastructure & Economic Development Bank SRF)
Series 2017 5.00%, 10/01/2024	5,000	5,634,147
Series 2018 5.00%, 10/01/2032	13,965	17,400,637

	Principal Amount (000)	U.S. $ Value

California Infrastructure & Economic Development Bank (Segerstrom Center for the Arts) Series 2016 5.00%, 07/01/2026	$2,370	$2,769,359
Series 2016-B 5.00%, 07/01/2023	12,760	13,615,647
California Municipal Finance Authority (Emerson College) Series 2017-B 5.00%, 01/01/2030	1,000	1,210,146
California Municipal Finance Authority (LAX Integrated Express Solutions LLC) Series 2018 5.00%, 12/31/2023-12/31/2031	15,730	18,837,502
California Municipal Finance Authority (United Airlines, Inc.) Series 2019 4.00%, 07/15/2029	8,250	9,454,013
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 07/01/2027(c)	3,545	3,798,283
Series 2019 5.00%, 07/01/2024-07/01/2029(c)	4,735	5,578,723
California Public Finance Authority (California University of Science & Medicine Obligated Group) Series 2019 6.25%, 07/01/2054(c)	1,500	1,715,526
California School Finance Authority (Kipp SoCal Public Schools Obligated Group) Series 2020-A 4.00%, 07/01/2040(c)	800	921,901
California School Finance Authority (Rocketship Education Obligated Group) Series 2015-A 4.25%, 03/01/2028(c)	1,290	1,393,122
Series 2016-A 5.00%, 06/01/2031(c)	1,000	1,096,617
California State Public Works Board (California State Public Works Board Lease) Series 2014-A 5.00%, 09/01/2030	11,220	12,519,728
Series 2014-B 5.00%, 10/01/2029	4,445	4,978,883
Series 2017-H 5.00%, 04/01/2030-04/01/2032	5,270	6,385,332
Series 2020-B 5.00%, 03/01/2028	2,385	2,975,642
Series 2021-B 5.00%, 05/01/2034	1,675	2,224,333
California State University Series 2012-A 5.00%, 11/01/2026 (Pre-refunded/ETM)	10,930	11,366,979
Series 2014 5.00%, 11/01/2028 (Pre-refunded/ETM)	16,650	18,831,273

	Principal Amount (000)	U.S. $ Value

Series 2017-A 5.00%, 11/01/2033	$5,620	$6,858,248
Series 2020-A 5.00%, 11/01/2030-11/01/2031	1,000	1,302,509
Series 2020-D 1.49%, 11/01/2028	1,500	1,467,826
Series 2021-B 2.274%, 11/01/2034	7,000	6,765,928
California Statewide Communities Development Authority (CHF-Irvine LLC) Series 2017-A 5.00%, 05/15/2029	1,210	1,462,144
California Statewide Communities Development Authority (Emanate Health Obligated Group) Series 2020-A 5.00%, 04/01/2027-04/01/2028	1,255	1,537,443
California Statewide Communities Development Authority (Kaiser Foundation Hospitals) Series 2019-P 5.00%, 04/01/2045	540	700,293
California Statewide Communities Development Authority (Lancer Educational Housing LLC) Series 2019 5.00%, 06/01/2039(c)	675	806,085
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2014 5.25%, 12/01/2034	4,500	5,067,903
Series 2018-A 5.00%, 12/01/2027-12/01/2033(c)	1,250	1,513,904
California Statewide Communities Development Authority (NCCD-Hooper Street LLC) Series 2019 5.00%, 07/01/2024-07/01/2029(c)	1,065	1,119,881
City & County of San Francisco CA Series 2018-C 5.00%, 06/15/2023-06/15/2025	7,330	8,031,680
Series 2018-E 5.00%, 06/15/2023	1,490	1,592,902
City & County of San Francisco CA (City & County of San Francisco CA COP) Series 2015-R 5.00%, 09/01/2024	3,970	4,280,252
City of Hayward CA (City of Hayward CA COP) Series 2015 5.00%, 11/01/2023	3,000	3,257,924
City of Los Angeles CA Wastewater System Revenue Series 2012-C 5.00%, 06/01/2023	2,765	2,818,647

	Principal Amount (000)	U.S. $ Value

City of Los Angeles Department of Airports Series 2017-A 5.00%, 05/15/2028-05/15/2029	$4,015	$4,847,708
Series 2018 5.00%, 05/15/2035	1,190	1,461,654
Series 2018-B 5.00%, 05/15/2027	2,195	2,669,807
Series 2018-C 5.00%, 05/15/2025-05/15/2028	5,145	6,096,065
Series 2019 4.00%, 05/15/2044	4,205	4,793,783
5.00%, 05/15/2030	8,020	10,093,990
Series 2020-C 5.00%, 05/15/2026-05/15/2039	9,260	11,542,378
Series 2021-A 5.00%, 05/15/2030	2,020	2,607,687
City of Riverside CA Sewer Revenue Series 2015-A 5.00%, 08/01/2027-08/01/2030	5,320	6,128,545
Series 2018-A 5.00%, 08/01/2031	2,785	3,493,160
City of Roseville CA (Fiddyment Ranch Community Facilities District No.1)
Series 2017 5.00%, 09/01/2028-09/01/2030	2,305	2,753,341
City of Roseville CA (HP Campus Oaks Community Facilities District No.1) Series 2016 5.00%, 09/01/2031	1,110	1,280,971
City of San Jose CA Airport Revenue (Norman Y Mineta San Jose International Airport SJC) Series 2014-A 5.00%, 03/01/2025	3,600	3,940,912
CMFA Special Finance Agency VII (CMFA Special Finance Agency VII The Breakwater Apartments) Series 2021 4.00%, 08/01/2047(c)	4,000	3,905,885
CMFA Special Finance Agency VIII Elan Huntington Beach Series 2021 4.00%, 08/01/2047(c)	3,315	3,262,697
Contra Costa Transportation Authority (Contra Costa Transportation Authority Sales Tax) Series 2015-A 5.00%, 03/01/2022	3,000	3,023,134
Series 2017-A 5.00%, 03/01/2030	1,250	1,521,313
Coronado Community Development Agency Successor Agency Series 2018-A 5.00%, 09/01/2033	4,070	4,643,204
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.35%, 04/01/2047(c)	4,000	3,972,864

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.60%, 05/01/2047(c)	$1,500	$1,501,230
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2046(c)	4,000	3,944,103
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 3.50%, 10/01/2046(c)	5,000	5,012,121
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Jefferson Platinum Triangle Apartments) Series 2021-A1 2.875%, 08/01/2041(c)	3,950	3,792,134
Series 2021-A2 3.125%, 08/01/2056(c)	1,500	1,372,724
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.375%, 07/01/2043(c)	1,000	994,696
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Oceanaire Apartments) Series 2021 3.20%, 09/01/2046(c)	5,000	4,899,375
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 2.65%, 12/01/2046(c)	2,500	2,277,218
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 3.50%, 05/01/2047(c)	2,000	2,013,753
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A 3.10%, 07/01/2045(c)	3,000	2,855,182
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 4.00%, 10/01/2048(c)	4,000	3,840,914
Fontana Redevelopment Agency Successor Agency Series 2017-A 5.00%, 10/01/2031	1,750	2,132,819

	Principal Amount (000)	U.S. $ Value

Fremont Community Facilities District No. 1 Series 2015 5.00%, 09/01/2027	$1,000	$1,135,134
Golden State Tobacco Securitization Corp. Series 2018-A 3.50%, 06/01/2036 (Pre-refunded/ETM)	5,170	5,239,757
Series 2021 1.40%, 06/01/2025	2,900	2,885,829
1.85%, 06/01/2031	5,000	5,005,508
3.85%, 06/01/2050	5,000	5,085,751
Lake Elsinore Public Financing Authority Series 2015 5.00%, 09/01/2023	630	674,545
Long Beach Bond Finance Authority (Aquarium of the Pacific) Series 2012 5.00%, 11/01/2023	4,025	4,038,937
Long Beach Unified School District Series 2010-A 5.00%, 08/01/2025	1,000	1,003,672
Los Angeles County Public Works Financing Authority (County of Los Angeles CA Lease) Series 2022-G 5.00%, 12/01/2029-12/01/2033(b)	8,250	10,602,386
Los Angeles Department of Water & Power Power System Revenue Series 2013-A 5.00%, 07/01/2023	2,500	2,618,748
Series 2014-B 5.00%, 07/01/2026-07/01/2027	3,790	4,135,470
Series 2014-C 5.00%, 07/01/2025-07/01/2026	21,670	24,169,165
Series 2015-E 5.00%, 07/01/2025	820	914,804
Series 2019-B 5.00%, 07/01/2023	14,750	15,803,331
Los Angeles Department of Water & Power Water System Revenue Series 2012-C 5.00%, 07/01/2023	1,540	1,576,285
Series 2018-A 5.00%, 07/01/2031	1,345	1,667,601
Series 2021-B 5.00%, 07/01/2040	1,875	2,458,801
Los Angeles Unified School District/CA Series 2014-C 5.00%, 07/01/2027	10,365	11,511,275
Series 2016-A 5.00%, 07/01/2027	18,645	21,473,816
Series 2017-A 5.00%, 07/01/2024	1,470	1,638,007
Series 2018-B 5.00%, 07/01/2029	9,020	11,194,430
Series 2020-R 5.00%, 07/01/2032	3,945	5,186,647

	Principal Amount (000)	U.S. $ Value

Mammoth Unified School District/CA NATL Series 1998 Zero Coupon, 08/01/2022	$1,000	$998,101
Metropolitan Water District of Southern California Series 2020-C 5.00%, 07/01/2040	2,415	3,147,710
Middle Fork Project Finance Authority Series 2020 5.00%, 04/01/2033-04/01/2035	3,900	4,904,566
Natomas Unified School District BAM Series 2014 5.00%, 08/01/2022-08/01/2023	4,950	5,174,588
Newport Mesa Unified School District Series 2020 5.00%, 08/01/2022-08/01/2024	2,965	3,195,858
Northern California Power Agency Series 2012-A 5.00%, 07/01/2025-07/01/2027	3,980	4,074,491
Oakland Unified School District/Alameda County Series 2015-A 5.00%, 08/01/2023	1,575	1,692,960
Series 2016 5.00%, 08/01/2030	1,420	1,684,574
Palm Desert Redevelopment Agency Successor Agency BAM Series 2017-A 5.00%, 10/01/2024	1,000	1,121,274
Peralta Community College District Series 2014-A 5.00%, 08/01/2028	1,820	2,019,676
Pittsburg Successor Agency Redevelopment Agency AGM Series 2016-A 5.00%, 09/01/2027	2,785	3,329,780
Port of Los Angeles Series 2014-A 5.00%, 08/01/2026-08/01/2027	2,565	2,842,821
Port of Oakland Series 2012 5.00%, 05/01/2022 (Pre-refunded/ETM)	900	913,533
5.00%, 05/01/2022	4,820	4,893,917
Series 2012-P 5.00%, 05/01/2025 (Pre-refunded/ETM)	11,225	11,399,380
Series 2017 5.00%, 11/01/2022 (Pre-refunded/ETM)	255	264,761
5.00%, 11/01/2022	960	997,073
Riverside County Public Financing Authority Series 2015 5.00%, 11/01/2028 (Pre-refunded/ETM)	3,395	3,974,760
Romoland School District Series 2015 5.00%, 09/01/2023	955	1,022,524
Sacramento County Water Financing Authority NATL Series 2007-B 0.684% (LIBOR 3 Month + 0.57%), 06/01/2039(a)	5,700	5,627,699
Sacramento Municipal Utility District Series 2012-Y 5.00%, 08/15/2025	4,555	4,688,952

	Principal Amount (000)	U.S. $ Value

San Diego Association of Governments (State of California DOT Fed Hwy Grant) Series 2019 1.80%, 11/15/2027	$3,200	$3,338,466
San Diego County Water Authority Series 2021-A 5.00%, 05/01/2022-05/01/2030	16,600	18,459,759
San Diego Public Facilities Financing Authority (City of San Diego CA Sewer Utility Revenue) Series 2015 5.00%, 05/15/2022	4,785	4,869,946
San Francisco City & County Public Utilities Commission Wastewater Revenue Series 2013-B 5.00%, 10/01/2025	4,000	4,142,107
San Francisco City & County Redevelopment Agency Successor Agency (Mission Bay South Public Imp) Series 2013-A 5.00%, 08/01/2022-08/01/2024	2,500	2,564,822
San Francisco City & County Redevelopment Agency Successor Agency (Successor Agency to the Redev of San Francisco - Mission Bay South) Series 2016-B 5.00%, 08/01/2026	1,070	1,273,606
San Francisco Intl Airport Series 2019-A 5.00%, 05/01/2034	11,015	13,739,470
Series 2019-E 5.00%, 05/01/2034-05/01/2036	10,110	12,589,695
Series 2019-H 5.00%, 05/01/2027	5,500	6,644,700
Series 2021-A 5.00%, 05/01/2036	1,950	2,534,756
San Joaquin Delta Community College District Series 2015-A 5.00%, 08/01/2022	1,385	1,423,667
San Mateo Joint Powers Financing Authority (County of San Mateo CA Lease) Series 2019-A 5.00%, 07/15/2022-07/15/2026	20,760	23,186,357
Saugus/Hart School Facilities Financing Authority (Saugus Union School District Community Facilities District No. 06-01) Series 2016 5.00%, 09/01/2029-09/01/2030	2,365	2,703,892
Southern California Public Power Authority (Los Angeles Department of Water & Power PWR) Series 2014-A 5.00%, 07/01/2030	1,030	1,140,926
Southwestern Community College District Series 2015 5.00%, 08/01/2022-08/01/2025	13,640	15,011,971
State of California Series 2013 5.00%, 09/01/2028	8,890	9,586,291

	Principal Amount (000)	U.S. $ Value

Series 2014 5.00%, 12/01/2022-05/01/2029	$18,665	$19,921,730
Series 2015-B 5.00%, 09/01/2024	3,330	3,737,398
Series 2017 5.00%, 08/01/2024	5,540	6,197,710
Series 2018 5.00%, 10/01/2022	5,000	5,180,692
Series 2019 5.00%, 04/01/2031-04/01/2037	14,295	18,068,770
Series 2020 5.00%, 03/01/2030-03/01/2032	12,945	16,961,454
Series 2021 5.00%, 09/01/2023	15,000	16,174,845
State of California Department of Water Resources Series 2014-A 5.00%, 12/01/2027 (Pre-refunded/ETM)	5,690	6,331,322
Stockton Unified School District Series 2016 5.00%, 08/01/2028	7,770	9,121,886
Sweetwater Union High School District Series 2016 5.00%, 08/01/2030	3,205	3,711,452
BAM Series 2014 5.00%, 08/01/2028-08/01/2029	7,980	8,822,954
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization Corp.) Series 2021 4.00%, 06/01/2034-06/01/2040	4,375	5,215,497
5.00%, 06/01/2026-06/01/2032	6,880	8,560,984
Transbay Joint Powers Authority (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Rev) Series 2020 5.00%, 10/01/2031-10/01/2038	4,650	5,934,708
Turlock Irrigation District Series 2020 5.00%, 01/01/2022	4,115	4,115,000
University of California Series 2012 5.00%, 05/15/2025 (Pre-refunded/ETM)	205	208,618
5.00%, 05/15/2025	5,170	5,261,082
Series 2012-G 5.00%, 05/15/2025 (Pre-refunded/ETM)	4,625	4,706,636
Series 2013-A 5.00%, 05/15/2048	4,785	5,093,757
Series 2014-A 5.00%, 05/15/2028	1,000	1,106,966
Series 2015-A 5.00%, 05/15/2024	2,280	2,531,314
Series 2017-A 5.00%, 05/15/2028-05/15/2031	6,465	7,918,249
Series 2017-M 5.00%, 05/15/2031	4,000	4,879,338
Series 2018-O 4.00%, 05/15/2025	8,320	9,299,345

	Principal Amount (000)	U.S. $ Value

Vacaville Unified School District BAM Series 2015-C 5.00%, 08/01/2022	$1,000	$1,028,036

		1,023,678,918

Alabama – 2.0%
Southeast Alabama Gas Supply District (The) (Morgan Stanley) Series 2018-A 4.00%, 06/01/2049	24,615	26,390,332
Tuscaloosa County Industrial Development Authority (Tuscaloosa County Industrial Development Authority) Series 2019-A 4.50%, 05/01/2032(c)	1,003	1,061,626

		27,451,958

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 6.50%, 09/01/2028(c)	735	894,092

Arizona – 0.0%
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017-B 4.00%, 10/01/2023(c)	5	5,002

Colorado – 0.2%
City & County of Denver CO (United Airlines, Inc.) Series 2017 5.00%, 10/01/2032	3,000	3,167,778

Connecticut – 0.3%
State of Connecticut Series 2018-B 5.00%, 04/15/2028	1,210	1,511,848
Series 2018-D 5.00%, 04/15/2027	2,280	2,780,272

		4,292,120

Florida – 0.1%
Capital Trust Agency, Inc. (Franklin Academy Obligated Group) Series 2020 5.00%, 12/15/2026(c)	100	112,056
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020-A Zero Coupon, 09/01/2033	175	130,916
County of Osceola FL Transportation Revenue Series 2020-A Zero Coupon, 10/01/2030-10/01/2034	955	736,217

	Principal Amount (000)	U.S. $ Value

New River Community Development District Series 2006-B 5.00%, 05/01/2013(d) (e) (f) (g)	$405	$0
Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) Series 2020 2.625%, 06/01/2025	535	545,249

		1,524,438

Georgia – 0.2%
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2032-01/01/2036	2,300	2,813,133

Guam – 1.2%
Antonio B Won Pat International Airport Authority Series 2021-A 2.899%, 10/01/2027	625	625,007
3.489%, 10/01/2031	500	508,086
Guam Department of Education (Guam Department of Education COP) Series 2020 4.25%, 02/01/2030	1,500	1,667,144
5.00%, 02/01/2040	1,090	1,242,197
Territory of Guam Series 2019 5.00%, 11/15/2031	540	623,681
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2029-12/01/2032	1,860	2,165,741
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2015-D 5.00%, 11/15/2023-11/15/2031	5,240	5,892,730
Series 2021-F 5.00%, 01/01/2031	1,000	1,272,193
Territory of Guam (Territory of Guam Hotel Occupancy Tax) Series 2021-A 5.00%, 11/01/2027-11/01/2030	1,625	2,003,029

		15,999,808

Illinois – 2.6%
Chicago Board of Education Series 2017-F 5.00%, 12/01/2024	6,000	6,717,368
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 5.00%, 09/01/2022-09/01/2034	900	1,070,399
Metropolitan Pier & Exposition Authority Series 2012-B 5.00%, 12/15/2028	2,185	2,231,153
Series 2017-B 5.00%, 12/15/2026	3,250	3,874,200
State of Illinois Series 2013 5.00%, 07/01/2022	405	414,386

	Principal Amount (000)	U.S. $ Value

Series 2016 5.00%, 11/01/2024	$1,200	$1,345,154
Series 2017-D 5.00%, 11/01/2023-11/01/2024	13,465	14,715,401
Series 2021-A 5.00%, 03/01/2026	880	1,026,375
Village of Bolingbrook IL (Village of Bolingbrook IL Sales Tax) Series 2005 6.00%, 01/01/2026	4,450	4,359,054

		35,753,490

Kentucky – 0.4%
City of Ashland KY (Ashland Hospital Corp. Obligated Group) Series 2019 5.00%, 02/01/2026-02/01/2031	850	1,032,004
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017-A 5.00%, 06/01/2029	3,500	4,167,363

		5,199,367

Louisiana – 0.1%
Parish of St. James LA (NuStar Logistics LP) Series 2020 5.85%, 08/01/2041(c)	185	210,382
6.10%, 06/01/2038-12/01/2040(c)	625	822,968

		1,033,350

Michigan – 0.1%
City of Detroit MI Series 2018 5.00%, 04/01/2031	1,745	2,055,109

Missouri – 0.0%
Howard Bend Levee District XLCA INS Series 2005 5.75%, 03/01/2025-03/01/2027	325	363,292

Nevada – 0.1%
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019-A 2.50%, 06/15/2024(c)	445	451,503
2.75%, 06/15/2028(c)	525	543,860

		995,363

New Jersey – 1.6%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2027-06/15/2029	8,070	9,474,578
Series 2018-A 5.00%, 06/15/2028-06/15/2029	4,000	4,696,738

	Principal Amount (000)	U.S. $ Value

New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2019-B 5.00%, 06/15/2030	$3,225	$4,017,298
Tobacco Settlement Financing Corp.,/NJ Series 2018-A 5.00%, 06/01/2023-06/01/2028	4,000	4,630,460

		22,819,074

New York – 1.2%
Metropolitan Transportation Authority Series 2016-A 5.00%, 11/15/2026	2,065	2,454,343
Series 2017-C 5.00%, 11/15/2026	2,960	3,517,601
Series 2020-E 5.00%, 11/15/2027-11/15/2028	7,250	8,905,910
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 4.00%, 01/01/2036	1,000	1,123,333
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016-A 5.00%, 07/01/2046	220	241,494

		16,242,681

Ohio – 0.2%
Buckeye Tobacco Settlement Financing Authority Series 2020-A 5.00%, 06/01/2036	1,175	1,476,647
Ohio Air Quality Development Authority (Energy Harbor Nuclear Generation LLC) Series 2009-A 4.375%, 06/01/2033	100	101,129
Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016-B 4.375%, 06/01/2033	1,125	1,137,706

		2,715,482

Pennsylvania – 0.4%
Allentown Neighborhood Improvement Zone Development Authority Series 2018 5.00%, 05/01/2028-05/01/2033(c)	2,250	2,660,390

	Principal Amount (000)	U.S. $ Value

Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2022-07/01/2024	$2,815	$3,038,144

		5,698,534

Puerto Rico – 0.2%
Puerto Rico Highway & Transportation Authority AGC Series 2005-L 5.25%, 07/01/2041	740	804,825
AGC Series 2007-C 5.50%, 07/01/2031	150	168,278
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2024	1,273	1,228,890

		2,201,993

South Carolina – 0.4%
Patriots Energy Group Financing Agency (Royal Bank of Canada) Series 2018-A 4.00%, 10/01/2048	5,000	5,331,996

Texas – 0.3%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(c)	3,205	3,370,643
Texas Municipal Gas Acquisition and Supply Corp. I (Bank of America Corp.) Series 2008-D 6.25%, 12/15/2026	1,190	1,384,715

		4,755,358

Washington – 0.1%
Washington Health Care Facilities Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2031	825	1,045,537

Wisconsin – 0.7%
UMA Education, Inc. Series 2019 5.00%, 10/01/2022-10/01/2029(c)	3,695	4,298,818
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016-A 5.00%, 01/01/2024	5,335	5,764,697

		10,063,515

Total Long-Term Municipal Bonds (cost $1,154,382,147)		1,196,101,388

Short-Term Municipal Notes – 11.7%
California – 11.7%
Abag Finance Authority for Nonprofit Corps. (Sharp Healthcare Obligated Group) Series 2009-C 0.09%, 08/01/2035(h)	5,950	5,950,000

	Principal Amount (000)	U.S. $ Value

Series 2009-D 0.09%, 08/01/2035(h)	$7,770	$7,770,000
Bay Area Toll Authority Series 2021 0.40% (MUNIPSA + 0.30%), 04/01/2056(a)	5,000	5,000,000
0.51% (MUNIPSA + 0.41%), 04/01/2056(a)	5,000	4,999,955
California State Public Works Board (California State Public Works Board Lease) Series 2021-A 5.00%, 02/01/2022	6,950	6,975,252
Series 2022-A 5.00%, 08/01/2022(b)	5,250	5,342,890
California Statewide Communities Development Authority (Marvin & Bebe L Zigman) Series 1999-J 0.10%, 09/01/2029(h)	1,100	1,100,000
Calleguas-Las Virgenes Public Financing Authority Series 2008-A 0.10%, 07/01/2037(h)	1,200	1,200,000
City & County of San Francisco CA (Related/Mariposa Development Co. LP) Series 2017-B1 0.10%, 07/01/2057(h)	8,670	8,670,000
City of Los Angeles CA Series 2021 4.00%, 06/23/2022	10,000	10,184,357
Series 2021-B 5.00%, 09/01/2022	3,000	3,095,962
County of Los Angeles CA Series 2021 4.00%, 06/30/2022	41,825	42,625,664
County of Riverside CA Series 2021 2.00%, 06/30/2022	24,095	24,314,664
County of San Bernardino CA (WLP Evergreen Apartments LLC) Series 1999 0.07%, 05/15/2029(h)	2,200	2,200,000
Metropolitan Water District of Southern California Series 2021-D 0.24% (MUNIPSA + 0.14%), 07/01/2037(a)	2,900	2,898,237
Northern California Power Agency Series 2019-A 0.10%, 07/01/2032(h)	10,670	10,670,000
Orange County Water District Series 2021-A 0.06%, 08/01/2042(h)	5,340	5,340,000
Santa Clara County Financing Authority (El Camino Hospital) Series 2009-A 0.08%, 02/01/2044(h)	5,655	5,655,000

	Principal Amount (000)	U.S. $ Value

Santa Clara Valley Transportation Authority (Santa Clara Valley Transportation Authority 2000 Measure A Sales Tax) Series 2019-A 0.08%, 04/01/2036(h)	$7,800	$7,800,000

Total Short-Term Municipal Notes (cost $161,808,310)		161,791,981

Total Municipal Obligations (cost $1,316,190,457)		1,357,893,369

COMMERCIAL MORTGAGE-BACKED SECURITY – 0.4%
Agency CMBS – 0.4%
Federal Home Loan Mortgage Corp. Series 2021-ML10, Class AUS 2.032%, 01/25/2038 (cost $5,169,003)	4,975	5,008,719

GOVERNMENTS - TREASURIES – 0.2%
United States – 0.2%
U.S. Treasury Notes 2.625%, 02/15/2029(i) (cost $2,446,358)	2,346	2,537,712

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.1%
Risk Share Floating Rate – 0.1%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2013-DN2, Class M2 4.353% (LIBOR 1 Month + 4.25%), 11/25/2023(a)	103	105,681
Series 2016-DNA1, Class M3 5.653% (LIBOR 1 Month + 5.55%), 07/25/2028(a)	135	140,635
Series 2016-DNA4, Class M3 3.903% (LIBOR 1 Month + 3.80%), 03/25/2029(a)	186	192,159
Series 2016-HQA2, Class M3 5.253% (LIBOR 1 Month + 5.15%), 11/25/2028(a)	160	165,137
Series 2017-DNA3, Class M2 2.603% (LIBOR 1 Month + 2.50%), 03/25/2030(a)	248	253,183
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C03, Class 2M2 3.003% (LIBOR 1 Month + 2.90%), 07/25/2024(a)	109	110,755
Series 2014-C04, Class 1M2 5.003% (LIBOR 1 Month + 4.90%), 11/25/2024(a)	72	74,587
Series 2015-C02, Class 1M2 4.103% (LIBOR 1 Month + 4.00%), 05/25/2025(a)	49	49,637

	Principal Amount (000)	U.S. $ Value

Series 2015-C03, Class 1M2 5.103% (LIBOR 1 Month + 5.00%), 07/25/2025(a)	$48	$49,188
Series 2016-C01, Class 1M2 6.853% (LIBOR 1 Month + 6.75%), 08/25/2028(a)	178	186,660
Series 2016-C02, Class 1M2 6.103% (LIBOR 1 Month + 6.00%), 09/25/2028(a)	95	98,094
Series 2016-C03, Class 1M2 5.403% (LIBOR 1 Month + 5.30%), 10/25/2028(a)	143	148,037
Series 2017-C03, Class 1M2 3.103% (LIBOR 1 Month + 3.00%), 10/25/2029(a)	228	233,355
Series 2017-C05, Class 1M2 2.303% (LIBOR 1 Month + 2.20%), 01/25/2030(a)	234	238,063
Series 2017-C06, Class 2M2 2.903% (LIBOR 1 Month + 2.80%), 02/25/2030(a)	156	159,003

Total Collateralized Mortgage Obligations (cost $2,087,631)		2,204,174

Total Investments – 99.2% (cost $1,325,893,449)(j)		1,367,643,974
Other assets less liabilities – 0.8%		10,453,678

Net Assets – 100.0%		$1,378,097,652

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 37, 5 Year Index, 12/20/2026*	(5.00)%	Quarterly	2.93%	USD	52,300	$(4,873,308)	$(4,294,138)	$(579,170)

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	5,605	01/15/2025	2.57%	CPI#	Maturity	$332,807	$—	$332,807

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	2,803	01/15/2025	2.61%	CPI#	Maturity	$160,848	$—	$160,848
USD	2,802	01/15/2025	2.59%	CPI#	Maturity	164,024	—	164,024
USD	17,570	01/15/2026	CPI#	3.72%	Maturity	3,862	—	3,862
USD	8,400	01/15/2027	CPI#	3.32%	Maturity	(120,005)	—	(120,005)
USD	8,200	01/15/2027	CPI#	3.47%	Maturity	(36,983)	(11,251)	(25,732)
USD	6,420	01/15/2027	CPI#	3.32%	Maturity	(90,432)	—	(90,432)
USD	21,750	01/15/2028	1.23%	CPI#	Maturity	3,556,672	—	3,556,672
USD	15,980	01/15/2028	0.74%	CPI#	Maturity	3,243,816	—	3,243,816
USD	21,800	01/15/2029	CPI#	3.29%	Maturity	788	—	788
USD	4,115	01/15/2030	1.57%	CPI#	Maturity	653,164	—	653,164
USD	4,115	01/15/2030	1.59%	CPI#	Maturity	646,747	—	646,747
USD	4,900	01/15/2031	2.78%	CPI#	Maturity	213,470	—	213,470
USD	4,500	01/15/2031	2.68%	CPI#	Maturity	248,042	—	248,042
USD	3,950	01/15/2031	2.99%	CPI#	Maturity	78,421	—	78,421
USD	4,180	04/15/2032	CPI#	2.91%	Maturity	(92,764)	—	(92,764)

						$8,962,477	$(11,251)	$8,973,728

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	25,000	01/15/2025	3 month LIBOR	0.636%	Quarterly/ Semi-Annual	$(327,443)	$—	$(327,443)
USD	21,500	01/15/2028	1.092%	3 Month LIBOR	Semi-Annual/ Quarterly	316,221	—	316,221
USD	17,500	01/15/2028	1.173%	3 Month LIBOR	Semi-Annual/ Quarterly	160,696	—	160,696
USD	12,500	01/15/2028	1.117%	3 Month LIBOR	Semi-Annual/ Quarterly	164,128	—	164,128
USD	13,000	01/15/2029	1.363%	3 Month LIBOR	Semi-Annual/ Quarterly	79,053	(9,851)	88,904
USD	11,000	01/15/2031	1.241%	3 Month LIBOR	Semi-Annual/ Quarterly	238,670	—	238,670
USD	10,000	01/15/2031	1.240%	3 Month LIBOR	Semi-Annual/ Quarterly	211,324	—	211,324
USD	8,000	04/15/2032	1.280%	1 Day SOFR	Annual	24,732	—	24,732
USD	8,030	11/05/2035	1.130%	3 Month LIBOR	Semi-Annual/ Quarterly	547,244	—	547,244
USD	10,000	02/15/2036	3 Month LIBOR	1.576%	Quarterly/ Semi-Annual	(84,950)	—	(84,950)
USD	9,250	02/15/2036	3 Month LIBOR	1.681%	Quarterly/ Semi-Annual	23,541	—	23,541

						$1,353,216	$(9,851)	$1,363,067

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	10.00%	USD	121	$(33,755)	$(11,505)	$(22,250)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	1,398	(390,271)	(174,717)	(215,554)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	1	(279)	(119)	(160)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	66	(18,412)	(6,333)	(12,079)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	824	(230,146)	(79,261)	(150,885)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	1,241	(346,474)	(116,258)	(230,216)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	1,075	(300,166)	(97,761)	(202,405)

						$(1,319,503)	$(485,954)	$(833,549)

*	Termination date

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	12,395	10/09/2029	1.120%	SIFMA*	Quarterly	$43,328	$—	$43,328
Citibank, NA	USD	12,395	10/09/2029	1.125%	SIFMA*	Quarterly	38,099	—	38,099

							$81,427	$—	$81,427

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2021.
(b)	When-Issued or delayed delivery security.

(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At December 31, 2021, the aggregate market value of these securities amounted to $115,985,342 or 8.4% of net assets.

(d)	Non-income producing security.
(e)	Defaulted matured security.
(f)	Fair valued by the Adviser.
(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(h)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(i)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(j)

As of December 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $58,632,338 and gross unrealized depreciation of investments was $(7,876,310), resulting in net unrealized appreciation of $50,756,028.

As of December 31, 2021, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.0% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CCRC – Congregate Care Retirement Center

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CMBS – Commercial Mortgage-Backed Securities

COP – Certificate of Participation

CPI – Consumer Price Index

DOT – Department of Transportation

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

MUNIPSA – SIFMA Municipal Swap Index

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

SRF – State Revolving Fund

XLCA – XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

California Municipal Portfolio

December 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2021:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$—	$1,196,101,388	$0	(a)	$1,196,101,388
Short-Term Municipal Notes	—	161,791,981	—		161,791,981
Commercial Mortgage-Backed Securities	—	5,008,719	—		5,008,719
Governments - Treasuries	—	2,537,712	—		2,537,712
Collateralized Mortgage Obligations	—	2,204,174	—		2,204,174

Total Investments in Securities	—	1,367,643,974	0	(a)	1,367,643,974
Other Financial Instruments(b):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	9,302,661	—		9,302,661
Centrally Cleared Interest Rate Swaps	—	1,765,609	—		1,765,609
Interest Rate Swaps	—	81,427	—		81,427
Liabilities:
Centrally Cleared Credit Default Swaps	—	(4,873,308)	—		(4,873,308)
Centrally Cleared Inflation (CPI) Swaps	—	(340,184)	—		(340,184)
Centrally Cleared Interest Rate Swaps	—	(412,393)	—		(412,393)
Credit Default Swaps	—	(1,319,503)	—		(1,319,503)

Total	$—	$1,371,848,283	$0	(a)	$1,371,848,283

(a)	The Portfolio held securities with zero market value at period end.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.